Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Reclassification of long-term deferred income tax liabilities		$ 26,916
Tax carryforwards
Net operating loss carryforwards, tax effected	64,718	81,124
Tax benefit	(97,275)	62,127	114,304
Roll forward of valuation allowance:
Balance at Beginning of the Year	40,278
Balance at the End of the Year	40,182	40,278
Tax benefits for awards issued and incremental tax benefits in excess of compensation expense	(60)	2,389	1,045
State
Tax carryforwards
Net operating loss carryforwards, before tax effect	74,439
Net operating loss carryforwards, tax effected	112
Foreign
Tax carryforwards
Net operating loss carryforwards, tax effected	64,606
Net operating loss carryforwards subject to valuation allowance (as a percent)	62.00%
Federal
Tax carryforwards
Net operating loss carryforwards, before tax effect	88,090
Net operating loss carryforwards, tax effected	0
Tax benefit	0
Valuation Allowance of Deferred Tax Assets
Roll forward of valuation allowance:
Balance at Beginning of the Year	40,278	76,050	72,239
Charged (Credited) to Expense	9,404	(27,186)	2,274
Other Additions			1,537
Other Deductions	(9,500)	(8,586)
Balance at the End of the Year	$ 40,182	$ 40,278	$ 76,050